Supplemental Parent and Guarantor Condensed Consolidating Financial Statements - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ 5,536	$ 5,821	$ 4,603
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(3,434)	(3,633)	(3,009)
Proceeds from disposals of property, plant and equipment	8	9	35
Purchases of equipment and other assets on operating leases	(28)	(123)	(35)
Proceeds from disposals of equipment and other assets on operating leases	6	87	704
Change in restricted cash	38	90	215
Proceeds from the sale of certain international dealerships to Fiat, net		11
Change in loans and notes receivable		2	6
Proceeds from U.S. Dealer Automotive Receivables Transition LLC			96
Changes in investments in subsidiaries
Other	(3)		18
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(3,413)	(3,557)	(1,970)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt issuance costs	(30)		(72)
Net proceeds from other financial obligations -related party	(4)
Net repayment of other financial liabilities	(87)	(84)	(81)
Proceeds from Fiat's incremental equity call option exercise			1,268
Distribution for state tax withholding obligations on behalf of members	(20)	(6)	(9)
Dividends issued to subsidiaries
Return of capital from subsidiaries
Net increase (decrease) in loans to subsidiaries
Other
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(302)	(251)	(405)
Effect of exchange rate changes on cash and cash equivalents	(91)		26
Net change in cash and cash equivalents	1,730	2,013	2,254
Cash and cash equivalents at beginning of period	11,614	9,601	7,347
Cash and cash equivalents at end of period	13,344	11,614	9,601
U.S. Treasury first lien credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt			(5,460)
Export Development Canada credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt			(1,723)
Secured Senior Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long term debt			3,160
Tranche B Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt	(30)	(30)	(15)
Proceeds from issuance of long term debt			2,933
Tranche B Term Loan [Member] | Amendment [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt	(790)
Proceeds from issuance of long term debt	790
Mexican Development Banks Credit Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt	(31)	(15)
Proceeds from issuance of long term debt			217
Gold Key Lease financing [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt		(41)	(584)
Canadian Health Care Trust Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt	(45)	(25)	(26)
Auburn Hills Headquarters loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt	(55)	(50)	(13)
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	4,708	4,708	3,931
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(2,606)	(2,860)	(2,000)
Proceeds from disposals of property, plant and equipment	4	8	7
Purchases of equipment and other assets on operating leases
Proceeds from disposals of equipment and other assets on operating leases
Change in restricted cash	45	88	41
Proceeds from the sale of certain international dealerships to Fiat, net
Change in loans and notes receivable		2	4
Proceeds from U.S. Dealer Automotive Receivables Transition LLC			96
Changes in investments in subsidiaries			2
Other	(3)		18
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(2,560)	(2,762)	(1,832)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt issuance costs	(30)		(67)
Net proceeds from other financial obligations -related party	(16)
Net repayment of other financial liabilities	(85)	(72)	(74)
Proceeds from Fiat's incremental equity call option exercise			1,268
Distribution for state tax withholding obligations on behalf of members	(20)	(6)	(9)
Dividends issued to subsidiaries
Return of capital from subsidiaries
Net increase (decrease) in loans to subsidiaries	(821)	(133)	(1,301)
Other
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,002)	(241)	435
Effect of exchange rate changes on cash and cash equivalents
Net change in cash and cash equivalents	1,146	1,705	2,534
Cash and cash equivalents at beginning of period	9,110	7,405	4,871
Cash and cash equivalents at end of period	10,256	9,110	7,405
Parent [Member] | U.S. Treasury first lien credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt			(5,460)
Parent [Member] | Export Development Canada credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Parent [Member] | Secured Senior Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long term debt			3,160
Parent [Member] | Tranche B Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt	(30)	(30)	(15)
Proceeds from issuance of long term debt			2,933
Parent [Member] | Tranche B Term Loan [Member] | Amendment [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt	(790)
Proceeds from issuance of long term debt	790
Parent [Member] | Mexican Development Banks Credit Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Parent [Member] | Gold Key Lease financing [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Parent [Member] | Canadian Health Care Trust Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Parent [Member] | Auburn Hills Headquarters loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Guarantors [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	593	(195)	249
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(53)	(56)	(145)
Proceeds from disposals of property, plant and equipment			13
Purchases of equipment and other assets on operating leases	(28)	(10)	(35)
Proceeds from disposals of equipment and other assets on operating leases	5	18	16
Change in restricted cash
Proceeds from the sale of certain international dealerships to Fiat, net
Change in loans and notes receivable
Proceeds from U.S. Dealer Automotive Receivables Transition LLC
Changes in investments in subsidiaries
Other
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(76)	(48)	(151)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt issuance costs
Net proceeds from other financial obligations -related party
Net repayment of other financial liabilities
Proceeds from Fiat's incremental equity call option exercise
Distribution for state tax withholding obligations on behalf of members
Dividends issued to subsidiaries	(6)	(15)	(10)
Return of capital from subsidiaries
Net increase (decrease) in loans to subsidiaries	(467)	62	152
Other
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(473)	47	142
Effect of exchange rate changes on cash and cash equivalents
Net change in cash and cash equivalents	44	(196)	240
Cash and cash equivalents at beginning of period	127	323	83
Cash and cash equivalents at end of period	171	127	323
Guarantors [Member] | U.S. Treasury first lien credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Guarantors [Member] | Export Development Canada credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Guarantors [Member] | Secured Senior Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long term debt
Guarantors [Member] | Tranche B Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Guarantors [Member] | Tranche B Term Loan [Member] | Amendment [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Guarantors [Member] | Mexican Development Banks Credit Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Guarantors [Member] | Gold Key Lease financing [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Guarantors [Member] | Canadian Health Care Trust Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Guarantors [Member] | Auburn Hills Headquarters loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Non-Guarantors [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,551	1,576	1,842
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(775)	(717)	(864)
Proceeds from disposals of property, plant and equipment	4	1	15
Purchases of equipment and other assets on operating leases		(113)
Proceeds from disposals of equipment and other assets on operating leases	1	69	688
Change in restricted cash	(7)	2	174
Proceeds from the sale of certain international dealerships to Fiat, net		11
Change in loans and notes receivable			2
Proceeds from U.S. Dealer Automotive Receivables Transition LLC
Changes in investments in subsidiaries
Other	(3)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(780)	(747)	15
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt issuance costs			(5)
Net proceeds from other financial obligations -related party	12
Net repayment of other financial liabilities	(2)	(12)	(7)
Proceeds from Fiat's incremental equity call option exercise
Distribution for state tax withholding obligations on behalf of members
Dividends issued to subsidiaries	(128)	(75)	(218)
Return of capital from subsidiaries			(2)
Net increase (decrease) in loans to subsidiaries	106	(107)	(42)
Other	3
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(140)	(325)	(2,403)
Effect of exchange rate changes on cash and cash equivalents	(91)		26
Net change in cash and cash equivalents	540	504	(520)
Cash and cash equivalents at beginning of period	2,377	1,873	2,393
Cash and cash equivalents at end of period	2,917	2,377	1,873
Non-Guarantors [Member] | U.S. Treasury first lien credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Non-Guarantors [Member] | Export Development Canada credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt			(1,723)
Non-Guarantors [Member] | Secured Senior Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long term debt
Non-Guarantors [Member] | Tranche B Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Non-Guarantors [Member] | Tranche B Term Loan [Member] | Amendment [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Non-Guarantors [Member] | Mexican Development Banks Credit Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt	(31)	(15)
Proceeds from issuance of long term debt			217
Non-Guarantors [Member] | Gold Key Lease financing [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt		(41)	(584)
Non-Guarantors [Member] | Canadian Health Care Trust Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt	(45)	(25)	(26)
Non-Guarantors [Member] | Auburn Hills Headquarters loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt	(55)	(50)	(13)
Consolidating Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,316)	(268)	(1,419)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets
Proceeds from disposals of property, plant and equipment
Purchases of equipment and other assets on operating leases
Proceeds from disposals of equipment and other assets on operating leases
Change in restricted cash
Proceeds from the sale of certain international dealerships to Fiat, net
Change in loans and notes receivable
Proceeds from U.S. Dealer Automotive Receivables Transition LLC
Changes in investments in subsidiaries			(2)
Other	3
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	3		(2)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt issuance costs
Net proceeds from other financial obligations -related party
Net repayment of other financial liabilities
Proceeds from Fiat's incremental equity call option exercise
Distribution for state tax withholding obligations on behalf of members
Dividends issued to subsidiaries	134	90	228
Return of capital from subsidiaries			2
Net increase (decrease) in loans to subsidiaries	1,182	178	1,191
Other	(3)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,313	268	1,421
Effect of exchange rate changes on cash and cash equivalents
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Consolidating Adjustments [Member] | U.S. Treasury first lien credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Consolidating Adjustments [Member] | Export Development Canada credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Consolidating Adjustments [Member] | Secured Senior Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long term debt
Consolidating Adjustments [Member] | Tranche B Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Consolidating Adjustments [Member] | Tranche B Term Loan [Member] | Amendment [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Consolidating Adjustments [Member] | Mexican Development Banks Credit Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt
Proceeds from issuance of long term debt
Consolidating Adjustments [Member] | Gold Key Lease financing [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Consolidating Adjustments [Member] | Canadian Health Care Trust Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt
Consolidating Adjustments [Member] | Auburn Hills Headquarters loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt